Capital Stock (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-vested stock option activity and related information
Options Outstanding Non-Vested Stock Options-Beginning of Year	2,160	2,684	2,240
Weighted-Average Grant Date Fair Value Outstanding Non-Vested Stock Options-Beginning of Year	$ 6.36	$ 6.56	$ 10.59
Options Granted	96	733	1,518
Granted Weighted-Average Grant Date Fair Value	$ 11.27	$ 8.16	$ 3.74
Options Vested	(1,071)	(1,084)	(974)
Vested Weighted-Average Grant Date Fair Value	$ 6.18	$ 7.48	$ 10.88
Options Forfeited	(128)	(173)	(100)
Forfeited Weighted Average Grant Date Fair Value	$ 11.47	$ 10.06	$ 11.38
Options Outstanding Non-Vested Stock Options-End of Year	1,057	2,160	2,684
Weighted-Average Grant Date Fair Value Outstanding Non-Vested Stock Options-End of Year	$ 6.40	$ 6.36	$ 6.56